Earnings Per Share and Earnings per Unit - Scheduled Basic Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
		Dec. 31, 2021	Dec. 22, 2021	Dec. 31, 2020
Numerator
Net Income Attributable to Fathom Digital Manufacturing	[1]	$ 34,438	$ (16,474)	$ (7,963)
Denominator
Weighted average shares of Class A common stock outstanding-basic	[1]	50,785,656
Basic Earnings Per Share	[1]	$ 0.68
Class A Common Units [Member]
Numerator
Net Income Attributable to Fathom Digital Manufacturing		$ 33,470	(11,690)	(5,380)
Less: Net loss attributable to non-controlling interests		(968)
Net (loss) attributable to common unitholders		$ 34,438	$ (18,272)	$ (9,463)
Denominator
Weighted average shares of Class A common stock outstanding-basic		50,785,656	5,480,611	3,531,681
Basic Earnings Per Share		$ 0.68

[1]	See accompanying notes to the consolidated financial statements.